Regulatory Requirements	6 Months Ended
Jun. 30, 2020
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Requirements

Note 12 - Regulatory Requirements

The following table illustrates the minimum regulatory capital as established by the Hong Kong Securities and Futures Commission, the Insurance Authority (Hong Kong) and the Cayman Islands Monetary Authority (CIMA) that the Company’s subsidiaries were required to maintain as of June 30, 2020 and the actual amounts of capital that were maintained.

Entity Name	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of requirement Maintained
Lion International Securities Group Limited	$387,081	$1,077,577	$690,496	278%
Lion Futures Limited	387,081	830,743	443,662	215%
Lion Asset Management Limited	12,903	36,757	23,854	285%
BC Wealth Management Limited	12,903	253,570	240,667	1965%
Lion Broker Limited (Cayman)	428,781	8,413,627	7,984,845	1962%
Total	$1,228,749	$10,612,274	$9,383,524	864%